Financial Risk Management (Details) - Schedule of financial liabilities - Liquidity risk [Member] - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Risk Management (Details) - Schedule of financial liabilities [Line Items]
Other financial liabilities (except for finance leases and lease liability for right-of-use asset)	S/ 574,966	S/ 838,852
Finance leases	10,533	60,572
Lease liability for right-of-use asset	73,191	87,698
Bonds	1,974,296	1,663,225
Trade accounts payables (except non-financial liabilities)	912,826	1,009,221
Accounts payables to related parties	101,716	80,115
Other accounts payables and other provisions (except non-financial liabilities)	878,060	959,829
Financial liabilities total	4,525,588	4,699,512
Less than 1 year [Member]
Financial Risk Management (Details) - Schedule of financial liabilities [Line Items]
Other financial liabilities (except for finance leases and lease liability for right-of-use asset)	224,503	433,318
Finance leases	5,624	16,287
Lease liability for right-of-use asset	18,817	24,714
Bonds	137,852	137,090
Trade accounts payables (except non-financial liabilities)	912,826	968,719
Accounts payables to related parties	51,004	43,818
Other accounts payables and other provisions (except non-financial liabilities)	323,070	344,411
Financial liabilities total	1,673,696	1,968,357
1-2 years [Member]
Financial Risk Management (Details) - Schedule of financial liabilities [Line Items]
Other financial liabilities (except for finance leases and lease liability for right-of-use asset)	52,751	183,796
Finance leases	4,613	14,919
Lease liability for right-of-use asset	24,295	32,006
Bonds	206,476	168,673
Trade accounts payables (except non-financial liabilities)		40,502
Accounts payables to related parties	50,712	35,461
Other accounts payables and other provisions (except non-financial liabilities)	22,941	62,943
Financial liabilities total	361,788	538,300
2-5 years [Member]
Financial Risk Management (Details) - Schedule of financial liabilities [Line Items]
Other financial liabilities (except for finance leases and lease liability for right-of-use asset)	173,392	197,785
Finance leases	296	20,851
Lease liability for right-of-use asset	21,993	19,847
Bonds	837,931	385,919
Trade accounts payables (except non-financial liabilities)
Accounts payables to related parties
Other accounts payables and other provisions (except non-financial liabilities)	109,383	230,352
Financial liabilities total	1,142,995	854,754
More than 5 years [Member]
Financial Risk Management (Details) - Schedule of financial liabilities [Line Items]
Other financial liabilities (except for finance leases and lease liability for right-of-use asset)	124,320	23,953
Finance leases		8,515
Lease liability for right-of-use asset	8,086	11,131
Bonds	792,037	971,543
Trade accounts payables (except non-financial liabilities)
Accounts payables to related parties		836
Other accounts payables and other provisions (except non-financial liabilities)	422,666	322,123
Financial liabilities total	S/ 1,347,109	S/ 1,338,101